Other Current and Non-current Assets - Transfer to Available for sale category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available for sale securities at fair value and unrealized losses
Amortized cost basis		$ 74,478
Fair value		62,887
Unrealized gain/(loss)		(11,591)
Unrealized loss on available for sale securities
Beginning balance as of January 1, 2019	$ (11,591)	(38,224)	$ (36,378)
Unrealized loss on available for sale securities			(1,846)
Unrealized gain on available for sale securities		26,633
Gain on available for sale securities	20,803
Reclassification to interest income	(9,212)
Ending balance as of December 31		(11,591)	$ (38,224)
Straight-lining of company's revenue	$ 39,900	20,000
ZIM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		49,871
Fair value		43,559
Unrealized gain/(loss)		(6,312)
HMM notes
Available for sale securities at fair value and unrealized losses
Amortized cost basis		24,607
Fair value		19,328
Unrealized gain/(loss)		$ (5,279)